Income Taxes	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Income Taxes

10. Income Taxes

Income tax provisions for interim periods are generally based on an estimated annual effective income tax rate calculated separately from the effect of significant, infrequent, or unusual items related specifically to interim periods. No income tax expense was recognized for the three months ended March 31, 2023 or 2022. The Company has a full valuation allowance against its deferred tax assets as of March 31, 2023 and December 31, 2022, respectively.

8. Income Taxes

The income tax expense consisted of the following:

Year Ended December 31,
	2022	2021
Current income taxes:
Federal	$—	$—
State and local	—	—
Total current tax	—	—

Deferred income taxes:
Federal	—	—
State and local	—	—
Total deferred tax	—	—
Income tax expense	$—	$—

The effective tax rates on continuing operations for the years ended December 31, 2021 and 2022 were 0% respectively. The table below reconciles these effective tax rates with the U.S. federal statutory income tax rate as follows:

	Year Ended December 31,
	2022	2021
Income (loss) before income taxes	$(28,260,571)	$(15,127,629)
Tax at Federal Statutory Rate	(5,934,720)	(3,176,802)
Federal Return to Accrual	—	—
Non deductible expenses	193,421	1,754,071
Change in valuation allowance	5,741,299	1,422,731
Income tax expense	—	—
	0.00%	0.00%

The Company’s deferred tax position reflects the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Fixed Assets	$113,135	$103,863
Stock Compensation	758,306	211,849
Warrant Liability Gain/Loss	1,356,828	—
Net Operating Losses	9,666,591	6,262,113
Business Credit Carryforward	1,426,116	1,426,117
Capitalized R & D	449,626	—
Other assets	109,616	13,634
Total deferred tax assets	13,880,218	8,017,576

Deferred tax liabilities:
Unrealized F/X	(54,729)	—
Other Liabilities	(66,614)	—
Total deferred tax liabilities	(121,343)	—

Valuation allowance	(13,758,875)	(8,017,576)
Net deferred tax assets	$—	$—

The Company has federal net operating loss carryforwards of approximately $46.3 million at December 31, 2022, of which about $646,000 begin to expire in 2035 and the remainder have no expiration. The Company has recorded a full valuation allowance against its net deferred tax assets due to recurring net losses.

CleanTech Acquisition Corp [Member]
Income Taxes [Line Items]
Income Taxes

NOTE 9. INCOME TAXES

The Company’s effective tax rate for the three and six months ended June 30, 2022 was (1.6)% and 1.1%, respectively. The effective tax rate for the three and six months ended June 30, 2021 was 0.0%. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to the recognition of gains or losses from the changes in the fair value of warrant liabilities and the convertible promissory note, which are not recognized for tax purposes, and recording a full valuation allowance on deferred tax assets. The Company has historically calculated the provision for income taxes during interim reporting periods by applying an estimate of the annual effective tax rate for the full fiscal year to income or loss for the reporting period. The Company has used a discrete effective tax rate method to calculate taxes for the three and six months ended June 30, 2022. The Company believes that, at this time, the use of the discrete method for the three and six months ended June 30, 2022 is more appropriate than the estimated annual effective tax rate method as the estimated annual effective tax rate method is not reliable due to a high degree of uncertainty in estimating annual pretax earnings.

NOTE 9. INCOME TAX

The Company’s net deferred tax assets (liabilities) as of December 31, 2021 is as follows:

Deferred tax assets:
Start-up costs	$252,290
Net operating loss carryforwards	20,412
Total deferred tax assets	272,702
Valuation allowance	(271,562)
Deferred tax liabilities:
Unrealized gain on investments	(1,140)
Total deferred tax liabilities	(1,140)
Deferred tax assets, net of allowance	$—

The income tax provision for the year ended December 31, 2021 consists of the following:

Federal
Current	$—
Deferred	(271,562)

State
Current	—
Deferred	—
Change in valuation allowance	271,562
Income tax provision	$—

As of December 31, 2021, the Company has available U.S. federal operating loss carry forwards of approximately $990,823 that may be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the valuation allowance was $271,562.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	61.1%
Non-deductible transaction costs	(8.8)%
Change in valuation allowance	(73.3)%
Income tax provision	0.0%

Deferred tax assets were deemed to be de minimis as of December 31, 2020.